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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 35 filed on November 21, 2001 pursuant to Rule 485(b):

          1. Prospectus, dated November 30, 2001, relating to the HighMark Money Market Funds' Fiduciary Shares;

          2. Prospectus, dated November 30, 2001, relating to the HighMark Small Cap Fund's Retail Shares; and

          3. Prospectus, dated November 30, 2001, relating to the HighMark Small Cap Growth Fund's Fiduciary Shares.

The text of Post-Effective Amendment No. 35 was filed electronically.


                                                     HighMark Funds
                                                     Registrant



                                                     * /s/JAMES R. FOGGO

                                                     James R. Foggo
                                                     President


                                                     *By /s/MARTIN E. LYBECKER

                                                     Martin E. Lybecker
                                                     Attorney in Fact

November 30, 2001